Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share ("Common Stock")
Amount Registered | shares	11,922,333
Proposed Maximum Offering Price per Unit	0.71
Maximum Aggregate Offering Price	$ 8,464,856.43
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,169.00
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover (i) any additional shares of Common Stock that may be issued in connection with a stock dividend, stock split, recapitalization or similar transactions, or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this registration statement. (2) Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock on the Nasdaq Capital Market on June 23, 2026. (3) Consists of 11,922,333 shares of Common Stock that may be sold by the selling stockholders named herein, including 11,922,333 shares that are issuable upon exercise of warrants and preferred investment options.